THE ALGER INSTITUTIONAL FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2002

Effective November 15, 2002, the Alger LargeCap Growth Institutional Portfolio has changed its performance benchmark from the S&P 500 Index to the Russell 1000 Growth Index. Alger Capital Appreciation Institutional Portfolio and Alger Socially Responsible Growth Institutional Portfolio have changed their performance benchmarks from the S&P 500 Index to the Russell 3000 Growth Index. Alger Balanced Portfolio has changed one of its benchmarks from the S&P 500 Index to the Russell 1000 Growth Index. Each replacement index tracks the performance of stocks that Fund management believes are more closely representative of those stocks normally held by each respective portfolio. Alger MidCap Growth Institutional Portfolio has selected an additional performance benchmark, the Russell MidCap Growth Index.

The following supplements the material on page 5 of the Prospectus that describes the benchmark indexes employed by the Fund:

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation.

o Russell 3000 Growth Index: An index of common stocks considered to be representative of companies with greater than average growth orientation throughout the U.S. stock market in general.

o Russell MidCap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

For purposes of the Average Annual Total Return tables on pages 6 and 7 of the Prospectus, the applicable returns for these indexes were as follows:

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2001

                                                                1 Year            5 Years        Since Inception
                                                            -------------      -------------    ----------------
Russell 1000 Growth Index                                       -20.42%            8.27%        12.50%   (11/8/93)
  (benchmark for Alger LargeCap Growth
  Institutional Portfolio)

                                                                1 Year            5 Years        Since Inception
                                                            -------------      -------------    ----------------
Russell MidCap Growth Index                                     -20.15%            9.02%        11.47%   (11/8/93)
  (additional benchmark for Alger MidCap Growth
  Institutional Portfolio)

                                                                1 Year            5 Years        Since Inception
                                                            -------------      -------------    ----------------
Russell 3000 Growth Index                                       -19.63%            7.72%        11.88%   (11/8/93)
  (benchmark for Alger Capital Appreciation
  Institutional Portfolio)

                                                                1 Year            5 Years        Since Inception
                                                            -------------      -------------    ----------------
Russell 1000 Growth Index                                       -20.42%             --          -21.30%  (12/4/00)
  (benchmark for Alger Balanced Institutional
  Portfolio)

                                                                1 Year            5 Years        Since Inception
                                                            -------------      -------------    ----------------
Russell 3000 Growth Index                                       -19.63%             --          -18.58%  (12/4/00)
  (benchmark for Alger Socially Responsible Growth
  Institutional Portfolio)


The Date of this supplement is November 15, 2002.